S-K 1603(a) SPAC Sponsor	Nov. 07, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Thomas Fontaine is the managing member of our sponsor, Activate Energy Sponsors LLC, and holds voting and investment discretion with respect to the securities held by the sponsor. As of the date of this prospectus, other than Thomas Fontaine, no other person has a direct or indirect material interest in our sponsor. Each of our directors will receive for their services as a director an indirect interest in the founder shares through membership interests in our sponsor. Each director will receive an indirect interest in 50,000 founder shares through membership interests in our sponsor. Other than members of our management team who are members of our sponsor, none of the other members of our sponsor will participate in our company’s activities.
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination